Cover		3 Months Ended
	Feb. 05, 2025	Dec. 31, 2024
Cover [Abstract]
Document Type	6-K
Entity Central Index Key	0001973239
Document Fiscal Year Focus	2025
Document Period End Date	Feb. 05, 2025
Amendment Flag	false
Entity Registrant Name	ARM HOLDINGS PLC /UK
Current Fiscal Year End Date		--12-31
Document Fiscal Period Focus		Q3
Document Information [Line Items]
Document Type	6-K